Average Annual Total Returns - LVIP Dimensional US Core Equity 1 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	16.40%	14.19%	12.85%	16.00%	13.80%	12.45%	20.89%	15.43%	13.79%